Public Offering - Additional Information (Detail) - Initial Public Offering [Member] - Collective Growth Corp [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Public Offering [Line Items]
Sale of units | shares	15,000,000
Sale of units price per share | $ / shares	$ 10.00